Note 1 - Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Percentage of LIFO Inventory	75.00%	76.00%
Depreciation	$ 13.2	$ 12.4	$ 11.2
Advertising Expense	$ 3.5	$ 3.4	$ 3.5